DEPOSITS (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Jun. 30, 2018
DEPOSITS [Abstract]
Interest expense on time deposits in denominations of $250,000 or more	$ 443		$ 567
Less than $250,000 [Abstract]
2018	56,384
2019	23,476
2020	18,622
2021	9,254
2022	7,040
Total	114,776
$250,000 or more [Abstract]
2018	20,466
2019	8,903
2020	6,989
2021	1,249
2022	1,609
Total	39,216		36,600
Total [Abstract]
2018	76,850
2019	32,379
2020	25,611
2021	10,503
2022	8,649
Total	153,992	[1]	159,929	$ 176,768
Brokered deposits	27,368		29,485
Overdraft deposits	$ 53		$ 45

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.